Risk management (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Scenario 1 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (21,481)
Description	Exposures subject to changes in interest fixed rate
Scenario 1 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (1,940)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 1 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (5,612)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 1 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (7,349)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 1 | Foreign Currency
Trading portfolio
Risk Factor	R$ (2,132)
Description	Exposures subject to foreign exchange
Scenario 1 | Inflation
Trading portfolio
Risk Factor	R$ (6,527)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 1 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (1,815)
Description	Exposures subject to change in shares price
Scenario 1 | Commodities
Trading portfolio
Risk Factor	R$ (3)
Description	Exposures subject to change in commodities' prices
Scenario 1 | Total
Trading portfolio
Risk Factor	R$ (46,859)	[1]
Scenario 2 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (269,501)
Description	Exposures subject to changes in interest fixed rate
Scenario 2 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (8,513)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 2 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (370)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 2 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (7,472)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 2 | Foreign Currency
Trading portfolio
Risk Factor	R$ (53,297)
Description	Exposures subject to foreign exchange
Scenario 2 | Inflation
Trading portfolio
Risk Factor	R$ (13,446)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 2 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (45,365)
Description	Exposures subject to change in shares price
Scenario 2 | Commodities
Trading portfolio
Risk Factor	R$ (67)
Description	Exposures subject to change in commodities' prices
Scenario 2 | Total
Trading portfolio
Risk Factor	R$ (398,031)	[1]
Scenario 3 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (539,003)
Description	Exposures subject to changes in interest fixed rate
Scenario 3 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (17,025)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 3 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (739)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 3 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (14,943)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 3 | Foreign Currency
Trading portfolio
Risk Factor	R$ (106,594)
Description	Exposures subject to foreign exchange
Scenario 3 | Inflation
Trading portfolio
Risk Factor	R$ (26,892)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 3 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (90,731)
Description	Exposures subject to change in shares price
Scenario 3 | Commodities
Trading portfolio
Risk Factor	R$ (133)
Description	Exposures subject to change in commodities' prices
Scenario 3 | Total
Trading portfolio
Risk Factor	R$ (796,060)	[1]

[1]	Amounts net of taxes.